May 22, 2007





U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD SPECIALIZED FUNDS
     FILE NO.  2-88116
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Commissioners:

Enclosed is the 65th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This amendment follows a filing made pursuant to Rule 485(a) on March 23, 2007 and includes a number of non-material editorial changes. This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to the requirements of Rule 485(b), this amendment designates an immediate effective date of May 25, 2007.

Please contact me at (610) 503-5854 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,




Sarah A. Buescher
Senior Counsel
The Vanguard Group, Inc.